Premises and Equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss, property, plant and equipment	$ 40	$ 6